Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings
(Loss)/earnings for the purposes of basic earnings per share	$ (23,935)	$ 77,600
Effect of dilutive instrument on net income
(Loss)/earnings for the purposes of diluted earnings per share	$ (23,935)	$ 77,600
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share (in Shares)	125,685,405	120,600,818
Weighted effect of dilutive potential ordinary shares: Share options	7,585,121	5,517,259
Weighted average number of ordinary shares for the purposes of diluted earnings per share (in Shares)	133,270,526	126,118,077
Basic (loss)/earnings per share	$ (0.19)	$ 0.64
Diluted (loss)/earnings per share	$ (0.19)	$ 0.62